Related Party Transactions - Schedule of Fees and Expenses to Affiliates (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 3,133,000	$ 4,284,000	$ 13,350,000	$ 16,296,000	$ 22,355,000
Asset Management [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	2,454,000	2,411,000	9,732,000	8,276,000	4,975,000
Property Management Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	365,000	349,000	1,454,000	1,220,000	746,000
Base Acquisition Fee and Reimbursement of Acquisition Expenses [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	181,000	1,407,000	1,000	0	2,000
Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	45,000	43,000	159,000	132,000	65,000
Lease Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	41,000	51,000	333,000	83,000	94,000
Development Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	24,000	0	87,000	34,000	6,000
Construction Management Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 23,000	$ 23,000	$ 99,000	$ 155,000	$ 28,000